CAPITAL STOCK - Narrative (Details) Rp / shares in Units, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp) Rp / shares shares	Dec. 31, 2023 IDR (Rp) Rp / shares shares	Dec. 31, 2022 IDR (Rp) Rp / shares
Share capital
Cash dividend | Rp	Rp 17,683	Rp 16,603	Rp 14,856
Cash dividend (per share) | Rp / shares	178.5	167.59	149.97
Number of ADS listed on NYSE	41,856,946
Capital stock
Share capital
Number of shares outstanding	99,062,216,600	99,062,216,600
Series B shares
Share capital
Number of shares per American Depository Shares	100
Number of equivalent shares listed on the NYSE	4,185,694,580
Series B shares | Capital stock
Share capital
Authorized capital stock	389,999,999,999
Par value per share | Rp / shares	Rp 50
Number of shares outstanding	99,062,216,559
Series A Dwiwarna Share | Capital stock
Share capital
Authorized capital stock	1
Par value per share | Rp / shares	Rp 50
Number of shares outstanding	1